Revenues and Deferred Revenue	12 Months Ended
Dec. 31, 2019
Disaggregation Of Revenue [Abstract]
Revenues and Deferred Revenue
11.	REVENUES AND DEFERRED REVENUE

For the years ended December 31, 2017, 2018 and 2019, all of the Group’s revenues were generated in the PRC, and the disaggregated revenues by types were as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Degree- or diploma-oriented post-secondary courses	822,832	1,814,178	2,021,990
Professional certification preparation and professional skills courses	145,840	161,366	155,370
Subtotal Online educational courses	968,672	1,975,544	2,177,360
Commissions	4,105	6,374	15,381
Others	1,901	587	8,100
Total revenues	974,678	1,982,505	2,200,841
Less: sales tax and surcharges	(4,516)	(8,520)	(6,939)
Total net revenues	970,162	1,973,985	2,193,902

The movements of the deferred revenue for the years ended December 31, 2018 and 2019 were as follows (1):

	As of December 31,
	2018	2019
	RMB	RMB
Beginning balance (current and noncurrent)	2,110,428	3,286,025
Additions	3,214,400	2,236,638
Deductions	(2,038,803)	(2,293,893)
Ending balance (current and noncurrent)	3,286,025	3,228,770
Deferred revenue, current	1,765,085	1,670,076
Deferred revenue, non-current	1,520,940	1,558,694

(1)	Amounts presented are inclusive of VAT (see VAT in Note 2).

Deferred revenue primarily consists of educational service fees received from customers for which the Group’s revenue recognition criteria have not been met. Deferred revenue balance will be recognized as revenue once the criteria for revenue recognition are met. The current portion of deferred revenue as of January 1, 2018 and January 1, 2019 were substantially all recognized as revenue during the years ended December 31, 2018 and 2019, respectively.

The Group’s remaining performance obligations, representing the amount of the transaction price for which service has not been provided, is substantially included in the deferred revenue account on the consolidated financial statements and the related disclosures. As of December 31, 2019, the deferred revenue balance is RMB3,228,770, of which RMB1,670,076 and RMB1,199,727 will be recognized as revenue over the next 12 and 24 months, respectively, with the remainder of RMB358,967 recognized thereafter.